Reserves - Schedule of Reserves of Share Based Payments (Parentheticals) (Details)		12 Months Ended
		Jun. 30, 2025 Options FreeAttachingOptions	Jun. 30, 2024 Options FreeAttachingOptions	Jun. 30, 2023 Options FreeAttachingOptions
Schedule of Reserves of Share Based Payments [Line Items]
Options for fully paid ordinary shares | Options		2,683,471,567	3,250,009,092	170,042,720
Free-attaching options for fully paid ordinary shares | FreeAttachingOptions	[1]	2,154,912,180	2,868,466,372	674,694,939

[1]

On January 8, 2024 a total of 457,142,830 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On January 8, 2024 a total of 1,371,428,567 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On February 2, 2024 a total of 190,476,123 free attaching options with an exercise price of A$0.002, expiring on August 31, 2026 were issued.

On February 2, 2024 a total of 571,428,556 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On April 15, 2024 a total of 285,087,715 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On April 23, 2025 a total of 1,222,300,911 free attaching options with an exercise price if A$0.028, expiring on February 26, 2027 were issued.